Transactions with Related Parties - Additional Information (Details) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Jun. 09, 2011	Aug. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Sep. 10, 2014 USD ($)	Jul. 24, 2014	Dec. 22, 2012	Sep. 30, 2011
Related Party Transaction
Number of vessels			34
Advances for vessels under construction - related party			$ 18,172	$ 66,641
Excess between the fair value of the contracted vessels and the contractual cash consideration			$ 0	36,417	$ 0
Capital Ship Management Corp.
Related Party Transaction
Sales and purchase fee			1.00%
Commercial service fee			1.25%
Additional fees related to unforeseen events			$ 489	$ 840	644
Capital Ship Management Corp. | Floating fee management agreement
Related Party Transaction
Management agreement initial term, per managed vessel	5
Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels										5
Capital Product Partners L.P. Adjusted Fee Payable
Related Party Transaction
Management agreement termination fees						$ 9,760
M/T Aristofanis - Claim Proceeds
Related Party Transaction
Additional fees related to unforeseen events					$ 330
Master Agreement
Related Party Transaction
Number of vessels			5					5
Advances for vessels under construction - related party			$ 7,921				$ 30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration		$ 36,417	$ 10,251
Remaining vessels | Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels									3
Remaining new building vessels | Master Agreement
Related Party Transaction
Number of vessels			1